Ally Master Owner Trust
Monthly Servicing Report
July 15, 2020

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of June 30, 2020

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$7,209,504,342.76	185,971	$38,766.82	81.59%
Used Auto	$390,490,551.38	23,323	$16,742.72	4.42%
Medium Duty Trucks	$18,400,521.28	415	$44,338.61	0.21%
Less Dealer Reserve	$1,586,645,516.11
Total	$6,031,749,899.31	209,709		86.22%

Ally Bank Retained Receivables
New Auto	$53,117,664.61	1,211	$43,862.65	0.60%
Used Auto	$1,123,010,679.34	53,217	$21,102.48	12.71%
Medium Duty Trucks	$1,465,870.50	28	$52,352.52	0.02%
DPP	$26,568,565.36	794	$33,461.67	0.30%
Other	$13,277,973.95	109	$121,816.27	0.15%
Total	$1,217,440,753.76	55,359		13.78%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$7,249,190,653.07	265,068		100.00%
Dealer Reserve	$1,586,645,516.11
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$8,835,836,169.18	265,068		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$6,591,419,369.60	1,451	74.60%
Limited	Eligible	$1,019,059,706.85	228	11.53%
Programmed	Eligible	$7,916,338.97	9	0.09%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$954,783,035.83	N/A	10.81%
Limited	Ineligible	$255,938,994.24	N/A	2.90%
Programmed	Ineligible	$6,718,723.69	N/A	0.08%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$8,835,836,169.18	1,688	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$5,558,159,764.97	174,776	62.90%
121-180 Days		$1,237,238,228.01	35,250	14.00%
181-270 Days		$1,214,251,022.99	32,937	13.74%
Over 270 Days		$826,187,153.21	22,105	9.35%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$8,835,836,169.18	265,068	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,956	13,110,981	72.88%
L…………………………………....	1,103	4,768,536	26.51%
P……………………………………	70	82,870	0.46%
N …………………………………..	10	27,161	0.15%
Total ……………………………….	4,139	17,989,548	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,975	14,474,053	72.83%
L…………………………………....	1,088	5,283,978	26.59%
P……………………………………	67	87,551	0.44%
N …………………………………..	11	28,028	0.14%
Total ……………………………….	4,141	19,873,610	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,013	18,101,203	74.23%
L…………………………………....	1,083	6,150,437	25.22%
P……………………………………	72	101,413	0.42%
N …………………………………..	11	32,324	0.13%
Total ……………………………….	4,179	24,385,378	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.